CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), the undersigned hereby certifies as follows:

1.	This filing is made on behalf of Janus Investment Fund (the “Registrant”). The Registrant’s 1933 Act No. is 002-34393 and the Registrant’s 1940 Act No. is 811-01879.

2.

There are no changes to the Prospectuses and Statement of Additional Information from the forms of Prospectuses and Statement of Additional Information that were filed in Post-Effective Amendment No. 225 (“PEA No. 225”) on June 23, 2015, pursuant to Rule 485(b) under the 1933 Act for the following Fund:

Janus Adaptive Global Allocation Fund

– Class A Shares

– Class C Shares

– Class D Shares

– Class I Shares

– Class N Shares

– Class S Shares

– Class T Shares

3.	The text of PEA No. 225 has been filed electronically.

DATED: June 26, 2015

JANUS INVESTMENT FUND
on behalf of Janus Adaptive Global Allocation Fund

By:	/s/ Stephanie Grauerholz
Stephanie Grauerholz
Vice President